GOVERNMENT PARTICIPATION (Tables)	12 Months Ended
Mar. 31, 2021
Government Grants [Abstract]
Disclosure of detailed Information about government participation	Government contributions, other than COVID-19 government support programs, were recognized as follows:

	2021	2020
Credited to non-financial assets	$11.7	$15.6
Credited to income	20.2	18.0
	$31.9	$33.6